UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08594

Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Special Equities Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.1%
AAR Corp. (1)	22,005	$600,076
Alliant Techsystems, Inc. (1)	8,820	913,135
Ceradyne, Inc. (1)	22,995	734,920
		$2,248,131
Beverages — 0.8%
Central European Distribution Corp. (1)	7,750	$450,973
		$450,973
Biotechnology — 1.9%
Martek Biosciences Corp. (1)	34,475	$1,053,901
		$1,053,901
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	7,600	$689,624
Lazard, Ltd., Class A	21,770	831,614
		$1,521,238
Chemicals — 3.0%
International Flavors & Fragrances, Inc.	15,820	$696,871
Terra Industries, Inc. (1)	19,075	677,735
Zep, Inc.	17,010	275,902
		$1,650,508
Commercial Banks — 1.1%
Boston Private Financial Holdings, Inc.	12,280	$130,045
Cullen/Frost Bankers, Inc.	4,910	260,426
East-West Bancorp, Inc.	13,080	232,170
		$622,641
Commercial Services & Supplies — 3.7%
Clean Harbors, Inc. (1)	5,840	$379,600
Courier Corp.	5,100	127,245
FTI Consulting, Inc. (1)	22,110	1,570,694
		$2,077,539
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc. (1)	115,940	$846,362
Stratasys, Inc. (1)	9,010	160,378
Synaptics, Inc. (1)	11,040	263,635
		$1,270,375
Construction & Engineering — 2.0%
Foster Wheeler, Ltd. (1)	19,710	$1,115,980
		$1,115,980
Distributors — 1.7%
LKQ Corp. (1)	42,760	$960,817
		$960,817
Electrical Equipment — 0.3%
Valence Technology, Inc. (1)	36,710	$161,891
		$161,891
Electronic Equipment & Instruments — 3.5%
Daktronics, Inc.	35,660	$638,671
FLIR Systems, Inc. (1)	29,330	882,540
National Instruments Corp.	15,400	402,556
		$1,923,767

Energy Equipment & Services — 5.8%
Hornbeck Offshore Services, Inc. (1)	14,300	$653,081
ION Geophysical Corp. (1)	65,060	897,828
NATCO Group, Inc., Class A (1)	19,190	897,133
Willbros Group, Inc. (1)	25,217	771,640
		$3,219,682
Health Care Equipment & Supplies — 9.3%
Analogic Corp.	13,130	$873,670
Cooper Cos., Inc. (The)	21,070	725,440
IDEXX Laboratories, Inc. (1)	8,190	403,439
Immucor, Inc. (1)	9,230	196,968
ResMed, Inc. (1)	6,610	278,810
Sirona Dental Systems, Inc. (1)	28,420	766,487
West Pharmaceutical Services, Inc.	23,420	1,035,867
Wright Medical Group, Inc. (1)	37,256	899,360
		$5,180,041
Health Care Providers & Services — 1.2%
VCA Antech, Inc. (1)	25,160	$688,126
		$688,126
Household Products — 1.8%
Church & Dwight Co., Inc.	18,564	$1,006,911
		$1,006,911
Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	24,680	$794,696
Protective Life Corp.	20,195	819,109
		$1,613,805
Internet Software & Services — 2.0%
VeriSign, Inc. (1)	33,450	$1,111,878
		$1,111,878
IT Services — 1.1%
Euronet Worldwide, Inc. (1)	32,520	$626,335
		$626,335
Life Sciences Tools & Services — 1.8%
Bruker BioSciences Corp. (1)	64,900	$998,811
		$998,811
Machinery — 4.4%
Bucyrus International, Inc., Class A	4,820	$489,953
Kadant, Inc. (1)	33,430	982,173
Titan International, Inc.	31,490	963,909
		$2,436,035
Media — 1.6%
Central European Media Enterprises, Ltd., Class A (1)	10,340	$881,278
		$881,278
Metals & Mining — 5.0%
Cleveland-Cliffs, Inc.	9,535	$1,142,484
Harry Winston Diamond Corp.	16,770	401,905
IAMGOLD Corp.	85,220	624,663
Yamana Gold, Inc.	40,654	594,362
		$2,763,414
Multiline Retail — 2.5%
Big Lots, Inc. (1)	44,220	$986,106
Dollar Tree, Inc. (1)	14,350	395,917
		$1,382,023
Oil, Gas & Consumable Fuels — 13.6%
Clean Energy Fuels Corp. (1)	11,830	$158,049
Denbury Resources, Inc. (1)	53,700	1,533,135
Forest Oil Corp. (1)	22,190	1,086,422

Goodrich Petroleum Corp. (1)	28,580	$859,686
Petrohawk Energy Corp. (1)	58,730	1,184,584
Quicksilver Resources, Inc. (1)	17,740	648,042
Range Resources Corp.	23,230	1,473,944
St. Mary Land & Exploration Co.	16,210	624,085
		$7,567,947
Personal Products — 1.8%
Herbalife, Ltd.	20,890	$992,275
		$992,275
Real Estate Management & Development — 0.5%
St. Joe Co. (The)	5,840	$250,711
		$250,711
Road & Rail — 2.4%
Kansas City Southern (1)	23,070	$925,338
Landstar System, Inc.	7,325	382,072
		$1,307,410
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. (1)	64,955	$861,303
Intersil Corp., Class A	37,425	960,700
Verigy, Ltd. (1)	43,520	819,917
		$2,641,920
Software — 4.5%
Mentor Graphics Corp. (1)	84,540	$746,488
Parametric Technology Corp. (1)	52,240	834,795
Sybase, Inc. (1)	34,630	910,769
		$2,492,052
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	24,900	$847,845
		$847,845
Trading Companies & Distributors — 2.3%
GATX Corp.	14,750	$576,283
United Rentals, Inc. (1)	36,060	679,370
		$1,255,653
Total Common Stocks (identified cost $46,612,422)		$54,321,913

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$1,162	$1,161,503
Total Short-Term Investments (identified cost $1,161,503)		$1,161,503
Total Investments — 100.0% (identified cost $47,773,925)		$55,483,416
Other Assets, Less Liabilities — 0.0%		$11,930
Net Assets — 100.0%		$55,495,346

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $17,291.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,749,245
Gross unrealized appreciation	11,310,892
Gross unrealized depreciation	(3,576,721)
Net unrealized appreciation	$7,734,171

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$55,483,416	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$55,483,416	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008